COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

(a) Commitments

As of December 31, 2020, the Group’s commitments related to leasehold improvements and installation of equipment for hotel operations was RMB360, which is expected to be incurred within one year.

By subscription agreement of September 6 and November 29, 2018, D.H. Deutsche Hospitality GmbH, Frankfurt am Main (Germany), entered into a commitment to purchase ordinary shares in a fund for European hotel real estate of Commerz Real to a maximum amount of EUR12 million. The first payment was done in January 2021 amounting to EUR3 million, whereas the investment plan is still not final.

(b) Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of the Group's business, including lease contract terminations and disputes, and management agreement disputes. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the financial statements. As of December 31, 2020, the accrued contingent liability was RMB60.